MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Dec. 31, 2025 cGU
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units	1
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	20 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	5 years
Maximum | Dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	5 years
Age of vessel	15 years
Vessel dry-docking interval	5 years
Minimum | Dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	2 years 6 months
Age of vessel	15 years
Vessel dry-docking interval	2 years 6 months